Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Charter party agreements (Table)

	Twelve month periods ending June 30,
+ inflows/ - outflows	Total	2025	2026	2027	2028	2029	2030 and thereafter
Future, minimum, non-cancellable charter revenues (1)	$118,136	$110,795	$7,341	$—	$—	$—	$—

Total	$118,136	$110,795	$7,341	$—	$—	$—	$—

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(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of June 30, 2024, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels. Future inflows also include revenues deriving from index linked charter agreements using i) the index rates at the commencement date of each agreement, in compliance with ASC 842, and do not reflect relevant index charter rate information prevailing as of June 30, 2024 and ii) the remaining minimum duration of each non-cancellable time charter agreement.

Commitments and Contingencies - Other commitments (Table)

	Twelve month periods ending June 30,
+ inflows/ - outflows	Total	2025	2026	2027	2028	2029	2030 and thereafter
Charter-in expense newbuilding vessels (1)	$(69,108)	$(6,534)	$(9,809)	$(9,809)	$(9,836)	$(9,809)	$(23,311)
Future minimum charter-in hire payments (2)	(15,076)	(14,624)	(452)	—	—	—	—
Vessel BWTS upgrades and ESD (3)	(11,235)	(10,653)	(582)	—	—	—	—
Total	$(95,419)	$(31,811)	$(10,843)	$(9,809)	$(9,836)	$(9,809)	$(23,311)

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(1)	The amounts represent minimum contractual charter-in payments, to be made from the delivery date of the two charter-in newbuilding vessels (Note 1) until the end of their lease term.
(2)	The amounts represent the Company’s commitments under the existing, as of June 30, 2024, time-charter-in arrangements for third party vessels.
(3)	The amounts represent the Company’s commitments as of June 30, 2024 for installation of BWTS upgrades and ESD on its vessels to comply with environmental regulations.